SCHEDULE OF INVESTMENTS

Growth (in thousands)	MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Interactive Home Entertainment – 2.1%
Electronic Arts, Inc.(A)	142	$14,272

Interactive Media & Services – 7.9%
Alphabet, Inc., Class A(A)	24	28,133
Alphabet, Inc., Class C(A)	5	6,385
Facebook, Inc., Class A(A)	109	18,101

		52,619

Total Communication Services - 10.0%		66,891

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 1.3%
V.F. Corp.	169	9,166

Automobile Manufacturers – 1.8%
Ferrari N.V.	78	11,850

Footwear – 1.8%
NIKE, Inc., Class B	143	11,855

Home Improvement Retail – 2.1%
Home Depot, Inc. (The)	74	13,851

Internet & Direct Marketing Retail – 7.5%
Amazon.com, Inc.(A)	18	36,039
Booking Holdings, Inc.(A)	11	14,224

		50,263

Specialty Stores – 2.0%
Tractor Supply Co.	161	13,620

Total Consumer Discretionary - 16.5%		110,605

Consumer Staples
Personal Products – 0.5%
Estee Lauder Co., Inc. (The), Class A	23	3,607

Soft Drinks – 3.3%
Coca-Cola Co. (The)	497	21,976

Total Consumer Staples - 3.8%		25,583

Financials
Financial Exchanges & Data – 3.1%
CME Group, Inc.	50	8,592
S&P Global, Inc.	48	11,841

		20,433

Total Financials - 3.1%		20,433

Health Care

Biotechnology – 1.9%
Vertex Pharmaceuticals, Inc.(A)	52	12,478

Health Care Equipment – 2.5%
Danaher Corp.	51	6,992
Intuitive Surgical, Inc.(A)	20	9,774

		16,766

Health Care Supplies – 1.3%
Cooper Cos., Inc. (The)	32	8,811

Health Care Technology – 3.0%
Cerner Corp.	324	20,387

Managed Health Care – 1.9%
UnitedHealth Group, Inc.	50	12,378

Pharmaceuticals – 1.4%
Zoetis, Inc.	82	9,687

Total Health Care - 12.0%		80,507

Industrials
Aerospace & Defense – 1.5%
Northrop Grumman Corp.	33	9,996

Construction Machinery & Heavy Trucks – 1.9%
Caterpillar, Inc.	109	12,591

Industrial Machinery – 2.1%
Stanley Black & Decker, Inc.	142	14,196

Railroads – 1.2%
Union Pacific Corp.	58	8,230

Research & Consulting Services – 2.4%
CoStar Group, Inc.(A)	11	6,197
Verisk Analytics, Inc., Class A	70	9,796

		15,993

Trucking – 1.2%
J.B. Hunt Transport Services, Inc.	85	7,815

Total Industrials - 10.3%		68,821

Information Technology
Application Software – 7.6%
Adobe, Inc.(A)	62	19,610
Intuit, Inc.	59	13,498
NVIDIA Corp.	67	17,661

		50,769

Communications Equipment – 3.1%
Motorola Solutions, Inc.	159	21,078

Data Processing & Outsourced Services – 10.7%
Broadridge Financial Solutions, Inc.	104	9,842
FleetCor Technologies, Inc.(A)	50	9,280
MasterCard, Inc., Class A	35	8,401
PayPal, Inc.(A)	134	12,789
Visa, Inc., Class A	196	31,610

		71,922

Internet Services & Infrastructure – 1.6%
VeriSign, Inc.(A)	58	10,535

IT Consulting & Other Services – 0.3%
Garter, Inc., Class A(A)	20	1,958

Systems Software – 9.7%
Microsoft Corp.	409	64,574

Technology Hardware, Storage & Peripherals – 6.2%
Apple, Inc.	163	41,529

Total Information Technology - 39.2%		262,365

Real Estate
Specialized REITs – 1.8%
American Tower Corp., Class A	27	5,904

Equinix, Inc.	9	5,807

		11,711

Total Real Estate - 1.8%		11,711

TOTAL COMMON STOCKS – 96.7%		$646,916

(Cost: $523,973)

SHORT-TERM SECURITIES

Money Market Funds(B) - 3.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.310%	24,412	24,412

TOTAL SHORT-TERM SECURITIES – 3.7%		$24,412

(Cost: $24,412)

TOTAL INVESTMENT SECURITIES – 100.4%		$671,328

(Cost: $548,385)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(2,625)

NET ASSETS – 100.0%		$668,703

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the annualized 7-day yield at March 31, 2020.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$646,916	$—	$—
Short-Term Securities	24,412	—	—

Total	$671,328	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$548,385

Gross unrealized appreciation	163,354
Gross unrealized depreciation	(40,411)

Net unrealized appreciation	$122,943